Offerings - Offering: 1	Oct. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	6,980,811
Proposed Maximum Offering Price per Unit	24.64
Maximum Aggregate Offering Price	$ 172,007,183.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,754.19
Offering Note	(1) Consists of: (a) 1,089,472 shares acquired by the selling stockholder pursuant to that certain Common Stock Purchase Agreement, dated October 15, 2023, between the registrant and the selling stockholder, which was amended on June 17, 2024 (as amended, the "Common Stock Purchase Agreement"); (b) 179,500 shares acquired by the selling stockholder pursuant to that certain Securities Purchase Agreement, dated June 17, 2024 (the "2024 Securities Purchase Agreement"), (c) 179,500 shares underlying the warrant to purchase common stock pursuant to the 2024 Securities Purchase Agreement; (d) 940,499 shares acquired by the selling stockholder on December 19, 2024 pursuant to the terms of the Common Stock Purchase Agreement, (e) 2,295,920 shares acquired by the selling stockholder pursuant to that certain Securities Purchase Agreement, dated August 8, 2025 (the "2025 Securities Purchase Agreement"), (f) 1,147,960 shares underlying the Class A Warrant to purchase common stock pursuant to the 2025 Securities Purchase Agreement; and (g) 1,147,960 shares underlying the Class B Warrant to purchase common stock pursuant to the 2025 Securities Purchase Agreement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock being registered hereunder include such indeterminate number of shares of common stock as may be issuable with respect to the shares of common stock being registered hereunder as a result of any stock dividend, stock split, recapitalization or similar transaction. (2) Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's common stock as reported on the Nasdaq Global Select Market on October 8, 2025, which date is within five business days prior to the filing of this Registration Statement.